SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventory	$ 1,876,934	$ 1,410,092	$ 3,710,185	$ 2,481,257
Consulting and services	117,237	180,547	151,594	204,936
Other	136,917	20,024	233,901	162,098
Cost of sales	$ 2,131,088	$ 1,610,663	$ 4,095,680	$ 2,848,291